Prepaid expenses and other	3 Months Ended
Mar. 31, 2018
Prepaid expenses and other
Prepaid expenses and other

Note 6 – Prepaid expenses and other

Prepaid expenses and other current assets comprise the following:

	At March 31,	At December 31,
	2018	2017
Gold bullion	$15.7	$14.6
Inventory	5.1	7.1
Prepaid expenses	17.7	17.0
Debt issue costs	0.7	0.7
	$39.2	$39.4